Result of the Year - Schedule of Estimate Fair Values of 2020 RSUs (Details) - DKK (kr) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2021 RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at valuation date (DKK 000)	kr 16
Expected volatility (%)	146.90%
Risk-free interest rate (%)	(0.63%)
Weighted average share price (DKK)	kr 17.16
2020 RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at valuation date (DKK 000)		kr 1,913
Expected volatility (%)		45.90%
Risk-free interest rate (%)		(0.57%)
Weighted average share price (DKK)		kr 67.10